Consolidated Statements of Stockholder's Equity (Deficiency) (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, amount at Dec. 31, 2009	$ 3,386	$ 352	$ 19,622,469	$ (17,956,843)	$ 1,669,364
Beginning Balance, shares at Dec. 31, 2009	3,386,454	351,535
Stock based compensation			34,809		34,809
Beneficial conversion charge			316,847		316,847
Cashless exercise of warrants					0
Net loss for the year ended				(5,947,712)	(5,947,712)
Ending Balance, amount at Dec. 31, 2010	3,386	352	19,974,125	(23,904,555)	(3,926,692)
Beginning Balance, shares at Dec. 31, 2010	3,386,454	351,535
Stock based compensation			22,947		22,947
Beneficial conversion charge			556,418		556,418
Cashless exercise of warrants		57,054
Cashless exercise of warrants		57	(57)		57
Conversion of notes payable	4,835,224
Conversion of notes payable and accrued interest	4,836		9,631,767		9,636,603
Net loss for the year ended				(5,903,460)	(5,903,460)
Ending Balance, amount at Dec. 31, 2011	$ 8,222	$ 409	$ 30,185,200	$ (29,808,015)	$ 385,816
Ending Balance, shares at Dec. 31, 2011	8,221,678	408,589